Loan Commitments and Other Related Activities (Narrative) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Contractual Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Period for commitments and construction loan commitments	60 days
Construction [Member]
Contractual Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Period for commitments and construction loan commitments	1 year
Minimum [Member]
Contractual Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Interest rates for fixed rate loan commitments	4.25%	3.25%
Maturities for fixed rate loan commitments	3 months	18 months
Maximum [Member]
Contractual Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Interest rates for fixed rate loan commitments	6.50%	5.00%
Maturities for fixed rate loan commitments	14 years	30 years